Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common stock authorized	392,462,972
Weighted average remaining contractual life in years	2 years 6 months
Payment of dividends	$ 296,134	$ 271,733	$ 280,649
Common Stock, No par value [Member]
Class of Stock [Line Items]
Stock options beginning balance	10,791,000	11,147,000
Stock options exercised during the period	2,280,000
Preferred Stock, No par value [Member]
Class of Stock [Line Items]
Stock options beginning balance	0	38,000
Stock options exercised during the period	2,000